REVENUE	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
REVENUE
3. REVENUE

Revenues from Contracts with Customers

Major Products and Services

	Three months ended September 30,	Nine months ended September 30,
	2018	2018
	(in millions)
Operating revenues:
Transportation	$543	$1,633
Storage and other	21	70
Total revenues from contracts with customers	564	1,703
Other	(4)	(14)
Total revenues	$560	$1,689

Recognition and Measurement of Revenue

	Three months ended September 30,	Nine months ended September 30, 2018
	2018	2018
	(in millions)
Revenues from products and services transferred over time - crude oil pipeline transportation and storage	$564	$1,703

Payment terms
Payments are received monthly from customers under long-term transportation contracts.

Contract balances
Contract assets represent the amount of revenue which has been recognized in advance of payments received for performance obligations we have fulfilled (or partially fulfilled) and prior to the point in time at which our right to the payment is unconditional. Amounts included in contract assets are transferred to accounts receivable when our right to the consideration becomes unconditional.

Contract liabilities represent payments received for performance obligations which have not been fulfilled. Contract liabilities primarily relate to make-up rights.

We had Receivables balances of $255 million and $218 million at January 1, 2018 and September 30, 2018, respectively. At September 30, 2018, we had no material contract assets and $3 million in contract liabilities.

Revenues to be Recognized from Unfulfilled Performance Obligations
Total revenues from performance obligations expected to be fulfilled in future periods is $537 million, of which $32 million and $128 million are expected to be recognized during the remaining three months ending December 31, 2018 and for the year ended December 31, 2019, respectively.

Certain revenues such as flow-through operating costs charged to shippers are recognized at the amount for which we have the right to invoice our customers. Those revenues are not included in the amounts for revenues to be recognized in the future from unfulfilled performance obligations above. Variable consideration is excluded from the amounts above due to the uncertainty of the associated consideration, which is generally resolved when actual volumes and prices are determined. Additionally, the effect of escalation on certain tolls which are contractually escalated for inflation has not been reflected in the amounts above as it is not possible to reliably estimate future inflation rates. Finally, revenues from contracts with customers which have an original expected duration of one year or less are excluded from the amounts above.

Significant Judgments made in Recognizing Revenues
Judgment is required in estimating variable consideration for volumetric transportation and sales contracts. We estimate variable consideration for these contracts as the most likely amount based on actual volumes transported and delivered when those quantities are determined at the conclusion of each month using metered volumes and actual average monthly index prices for commodity sales contracts.